INVESTMENTS (Tables)	12 Months Ended
Oct. 31, 2023
Schedule of Investments [Abstract]
Investment
The following table summarizes the company's equity investments as of October 31, 2023 and 2022 (net book value):

	October 31,
	2023	2022
	(in millions)
Long-Term
Equity investments - without readily determinable fair value	$102	$141
Other investments - with readily determinable fair value	26	23
Trading securities	36	31
Total long-term investments	$164	$195

Gain (Loss) on Securities
Gains and losses reflected in other income (expense), net for our equity investments with RDFV and equity investments without RDFV are summarized below:

	Years Ended October 31,
	2023	2022	2021
	( in millions)

Net gain (loss) recognized during the period on equity securities	$(41)	$(67)	$98
Less: Net gain (loss) on equity securities sold during the period	(15)	11	6
Unrealized gain (loss) on equity securities held as of the end of the period	$(26)	$(78)	$92